UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2011

                                                                      (Form N-Q)

48472-0411                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
February 28, 2011 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
           TAX-EXEMPT SECURITIES (56.3%)

           TAX-EXEMPT BONDS (51.3%)

           ARIZONA (1.9%)
   $1,000  Pima County IDA                                         5.75%      9/01/2029    $     975
    2,250  Univ. Medical Center Corp.                              5.00       7/01/2035        1,941
                                                                                           ---------
                                                                                               2,916
                                                                                           ---------
           CALIFORNIA (1.8%)
    2,000  Monterey Peninsula USD (a)(INS)                         5.50       8/01/2034        1,997
    4,435  West Contra Costa USD (INS)                             5.05 (b)   8/01/2034          776
                                                                                           ---------
                                                                                               2,773
                                                                                           ---------
           COLORADO (1.6%)
    2,000  Regional Transportation District                        5.38       6/01/2031        2,016
      500  Univ. of Colorado Hospital Auth.                        5.00      11/15/2037          433
                                                                                           ---------
                                                                                               2,449
                                                                                           ---------
           CONNECTICUT (1.4%)
    6,000  Mashantucket (Western) Pequot Tribe, acquired
              9/21/1999; cost $5,583(c),(d)                        5.75       9/01/2027        2,167
                                                                                           ---------
           FLORIDA (5.3%)
    1,875  Escambia County Housing Finance Auth. (INS)             5.75       6/01/2031        1,910
    2,000  Lee County IDA                                          5.00      11/01/2025        2,041
    1,300  Miami-Dade County                                       5.00      10/01/2034        1,253
    3,000  Orlando (INS)                                           5.13      11/01/2027        2,793
                                                                                           ---------
                                                                                               7,997
                                                                                           ---------
           ILLINOIS (1.3%)
    2,000  Finance Auth.                                           6.00      10/01/2032        2,027
                                                                                           ---------
           INDIANA (3.8%)
      500  Ball State Univ. of Indiana (a)                         5.00       7/01/2030          499
    1,250  Finance Auth.                                           5.38      11/01/2032        1,204
      550  Health and Educational Facility Financing Auth.         5.25       2/15/2036          478
    1,000  Health and Educational Facility Financing Auth.         5.00       2/15/2039          840
    3,000  Rockport (INS)                                          4.63       6/01/2025        2,695
                                                                                           ---------
                                                                                               5,716
                                                                                           ---------
           KENTUCKY (0.7%)
    1,000  Economic Dev. Finance Auth. (INS)                       6.00       12/01/2033       1,034
                                                                                           ---------

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1  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
           LOUISIANA (1.3%)
   $  985  Local Government Environmental Facilities and
                 Community Dev. Auth. (INS)                        6.55%      9/01/2025    $     996
    1,000  Parish of St. John the Baptist                          5.13       6/01/2037          925
                                                                                           ---------
                                                                                               1,921
                                                                                           ---------
           MAINE (0.1%)
      100  Health and Higher Educational Facilities Auth. (INS)    5.75       7/01/2030          101
                                                                                           ---------
           MICHIGAN (1.9%)
    3,000  Hospital Finance Auth. (INS)                            5.00      11/15/2026        2,866
                                                                                           ---------
           MISSOURI (0.9%)
    1,500  Health and Educational Facility Financing Auth.         5.38       2/01/2035        1,359
                                                                                           ---------
           NEW JERSEY (1.9%)
    2,000  EDA                                                     5.00       9/01/2033        1,914
    1,000  Middlesex County Improvement Auth.                      5.00       8/15/2023        1,006
                                                                                           ---------
                                                                                               2,920
                                                                                           ---------
           NEW MEXICO (1.2%)
    1,000  Farmington                                              4.88       4/01/2033          853
    1,000  Farmington                                              5.90       6/01/2040          951
                                                                                           ---------
                                                                                               1,804
                                                                                           ---------
           NEW YORK (7.0%)
    1,000  Dormitory Auth.                                         5.50       5/01/2037          975
    3,000  MTA                                                     5.00      11/15/2030        2,961
    1,000  New York City                                           5.25       8/15/2023        1,078
    1,500  New York City Housing Dev. Corp. (INS)                  5.00       7/01/2025        1,528
    2,000  New York City Trust for Cultural Resources              5.00      12/01/2039        1,903
    8,455  Oneida County IDA (INS)                                 4.65 (b)   7/01/2035        2,188
                                                                                           ---------
                                                                                              10,633
                                                                                           ---------
           NORTH CAROLINA (0.8%)
    1,000  Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88       1/15/2032        1,131
                                                                                           ---------
           RHODE ISLAND (0.1%)
      205  Housing and Mortgage Finance Corp.                      6.85      10/01/2024          205
                                                                                           ---------
           SOUTH CAROLINA (1.3%)
    2,000  Piedmont Municipal Power Agency (INS)                   5.75       1/01/2034        2,033
                                                                                           ---------
           TENNESSEE (0.3%)
    2,000  Knox County Health, Educational and Housing
               Facilities Board                                    5.01 (b)   1/01/2035          430
                                                                                           ---------
           TEXAS (14.4%)
    2,000  Duncanville ISD (NBGA)                                  4.63       2/15/2029        2,013
    3,000  El Paso (INS)                                           4.75       8/15/2033        2,897
    2,000  Hidalgo County Health Services Corp.                    5.00       8/15/2026        1,786
    3,000  Houston Utility Systems (INS)(e)                        5.13       5/15/2028        3,048
    5,675  Lewisville (INS)(e)                                     5.80       9/01/2025        5,366
    1,500  Manor ISD (NBGA)                                        5.00       8/01/2037        1,517
    2,000  Pflugerville (INS)                                      5.00       8/01/2028        2,022

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
   $1,500  Public Finance Auth. (INS)                              5.00%      2/15/2036    $   1,242
    1,000  San Leanna Education Facilities Corp.                   4.75       6/01/2032          828
    1,000  Transportation Commission                               4.50       4/01/2033          981
                                                                                           ---------
                                                                                              21,700
                                                                                           ---------
           WASHINGTON (1.4%)
    1,500  Economic Dev. Finance Auth. (INS)                       5.00       6/01/2038        1,441
    1,000  Vancouver Downtown Redevelopment Auth. (INS)            5.00       1/01/2023          602
                                                                                           ---------
                                                                                               2,043
                                                                                           ---------
           WEST VIRGINIA (0.9%)
    1,500  Pleasants County                                        5.25      10/15/2037        1,335
                                                                                           ---------
           Total Tax-Exempt Bonds (cost: $85,240)                                             77,560
                                                                                           ---------
           TAX-EXEMPT MONEY MARKET INSTRUMENTS (5.0%)

           VARIABLE-RATE DEMAND NOTES (4.8%)

           ALABAMA (1.3%)
    2,000  Mobile Medical Clinic Board (LOC - Regions Bank)        3.98       3/01/2022        2,000
                                                                                           ---------
           GEORGIA (1.3%)
    2,000  Floyd County Dev. Auth.                                 0.33       7/01/2022        2,000
                                                                                           ---------
           ILLINOIS (1.2%)
    1,700  State (LIQ)                                             3.25      10/01/2033        1,700
                                                                                           ---------
           VIRGINIA (1.0%)
    1,495  Albemarle County IDA (LOC - SunTrust Bank)              0.80       6/01/2037        1,495
                                                                                           ---------
                                                                                               7,195
                                                                                           ---------

                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           MONEY MARKET FUNDS (0.2%)
  313,719  SSgA Tax Free Money Market Fund, 0.00% (f)                                            314
                                                                                           ---------
           Total Tax-Exempt Money Market Instruments (cost: $7,509)                            7,509
                                                                                           ---------
           Total Tax-exempt Securities (cost: $92,749)                                        85,069
                                                                                           ---------
           BLUE CHIP STOCKS (48.4%)

           CONSUMER DISCRETIONARY (5.1%)
           ----------------------------
           ADVERTISING (0.1%)
    2,760  Interpublic Group of Companies, Inc.*                                                  36


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3  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,760  Omnicom Group, Inc.                                                             $      90
                                                                                           ---------
                                                                                                 126
                                                                                           ---------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    2,260  Coach, Inc.                                                                           124
      420  Polo Ralph Lauren Corp.                                                                54
      650  VF Corp.                                                                               62
                                                                                           ---------
                                                                                                 240
                                                                                           ---------
           APPAREL RETAIL (0.2%)
      700  Abercrombie & Fitch Co. "A"                                                            40
    2,950  Gap, Inc.                                                                              67
    1,450  Limited Brands, Inc.                                                                   46
      230  Ross Stores, Inc.                                                                      17
    3,010  TJX Companies, Inc.                                                                   150
                                                                                           ---------
                                                                                                 320
                                                                                           ---------
           AUTO PARTS & EQUIPMENT (0.1%)
    4,330  Johnson Controls, Inc.                                                                177
                                                                                           ---------
           AUTOMOBILE MANUFACTURERS (0.2%)
   23,431  Ford Motor Co.*                                                                       353
                                                                                           ---------
           AUTOMOTIVE RETAIL (0.1%)
      610  AutoNation, Inc.*                                                                      21
      230  AutoZone, Inc.*                                                                        59
    1,540  CarMax, Inc.*                                                                          54
                                                                                           ---------
                                                                                                 134
                                                                                           ---------
           BROADCASTING (0.1%)
    5,340  CBS Corp. "B"                                                                         127
      460  Discovery Communications, Inc. "A"*                                                    20
                                                                                           ---------
                                                                                                 147
                                                                                           ---------
           CABLE & SATELLITE (0.5%)
   14,462  Comcast Corp. "A"                                                                     373
    3,180  DIRECTV "A"*                                                                          146
      630  Scripps Networks Interactive "A"                                                       33
    1,899  Time Warner Cable, Inc.                                                               137
                                                                                           ---------
                                                                                                 689
                                                                                           ---------
           CASINOS & GAMING (0.1%)
    2,000  International Game Technology                                                          33
      470  Wynn Resorts Ltd.                                                                      58
                                                                                           ---------
                                                                                                  91
                                                                                           ---------
           COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,230  Best Buy Co., Inc.                                                                     72
      970  RadioShack Corp.                                                                       14
                                                                                           ---------
                                                                                                  86
                                                                                           ---------
           CONSUMER ELECTRONICS (0.0%)
      510  Harman International Industries, Inc.                                                  25
                                                                                           ---------
           DEPARTMENT STORES (0.2%)
    1,150  J.C. Penney Co., Inc.                                                                  40
      550  Kohl's Corp.*                                                                          30
    2,970  Macy's, Inc.                                                                           71
    1,300  Nordstrom, Inc.                                                                        59
      370  Sears Holdings Corp.*                                                                  31
                                                                                           ---------
                                                                                                 231
                                                                                           ---------
           DISTRIBUTORS (0.0%)
    1,110  Genuine Parts Co.                                                                      58
                                                                                           ---------
           EDUCATION SERVICES (0.0%)
      970  Apollo Group, Inc. "A"*                                                                44


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                                                   Portfolio of Investments |  4

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      230  DeVry, Inc.                                                                     $      12
                                                                                           ---------
                                                                                                  56
                                                                                           ---------
           FOOTWEAR (0.2%)
    2,810  NIKE, Inc. "B"                                                                        250
                                                                                           ---------
           GENERAL MERCHANDISE STORES (0.1%)
      600  Big Lots, Inc.*                                                                        25
    1,060  Family Dollar Stores, Inc.                                                             53
    2,670  Target Corp.                                                                          140
                                                                                           ---------
                                                                                                 218
                                                                                           ---------
           HOME FURNISHINGS (0.0%)
    1,170  Leggett & Platt, Inc.                                                                  27
                                                                                           ---------
           HOME IMPROVEMENT RETAIL (0.3%)
    9,960  Home Depot, Inc.                                                                      373
    4,630  Lowe's Companies, Inc.                                                                121
                                                                                           ---------
                                                                                                 494
                                                                                           ---------
           HOMEBUILDING (0.0%)
    2,180  D.R. Horton, Inc.                                                                      26
      590  Lennar Corp. "A"                                                                       12
    2,550  Pulte Group, Inc.*                                                                     17
                                                                                           ---------
                                                                                                  55
                                                                                           ---------
           HOMEFURNISHING RETAIL (0.1%)
    2,050  Bed Bath & Beyond, Inc.*                                                               99
                                                                                           ---------
           HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,990  Carnival Corp.                                                                        127
    1,776  Marriott International, Inc. "A"                                                       70
    1,480  Starwood Hotels & Resorts Worldwide, Inc.                                              90
    1,270  Wyndham Worldwide Corp.                                                                40
                                                                                           ---------
                                                                                                 327
                                                                                           ---------
           HOUSEHOLD APPLIANCES (0.1%)
    1,253  Stanley Black & Decker, Inc.                                                           95
      570  Whirlpool Corp.                                                                        47
                                                                                           ---------
                                                                                                 142
                                                                                           ---------
           HOUSEWARES & SPECIALTIES (0.1%)
    1,070  Fortune Brands, Inc.                                                                   66
    2,180  Newell Rubbermaid, Inc.                                                                42
                                                                                           ---------
                                                                                                 108
                                                                                           ---------
           INTERNET RETAIL (0.3%)
    2,370  Amazon.com, Inc.*                                                                     411
    1,630  Expedia, Inc.                                                                          32
       70  Priceline.com, Inc.*                                                                   32
                                                                                           ---------
                                                                                                 475
                                                                                           ---------
           LEISURE PRODUCTS (0.1%)
    1,030  Hasbro, Inc.                                                                           46
    2,510  Mattel, Inc.                                                                           63
                                                                                           ---------
                                                                                                 109
                                                                                           ---------
           MOTORCYCLE MANUFACTURERS (0.0%)
    1,720  Harley-Davidson, Inc.                                                                  70
                                                                                           ---------
           MOVIES & ENTERTAINMENT (0.9%)
   15,930  News Corp. "A"                                                                        277
    7,553  Time Warner, Inc.                                                                     289
    4,590  Viacom, Inc. "B"                                                                      205
   12,765  Walt Disney Co.                                                                       558
                                                                                           ---------
                                                                                               1,329
                                                                                           ---------

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5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           PUBLISHING (0.1%)
    1,870  Gannett Co., Inc.                                                               $      31
    2,160  McGraw-Hill Companies, Inc.                                                            83
       50  Washington Post Co. "B"                                                                22
                                                                                           ---------
                                                                                                 136
                                                                                           ---------
           RESTAURANTS (0.6%)
    7,110  McDonald's Corp.                                                                      538
    5,840  Starbucks Corp.                                                                       193
    3,020  Yum! Brands, Inc.                                                                     152
                                                                                           ---------
                                                                                                 883
                                                                                           ---------
           SPECIALIZED CONSUMER SERVICES (0.0%)
    2,340  H&R Block, Inc.                                                                        36
                                                                                           ---------
           SPECIALTY STORES (0.1%)
    4,310  Staples, Inc.                                                                          92
      720  Tiffany & Co.                                                                          44
                                                                                           ---------
                                                                                                 136
                                                                                           ---------
           TIRES & RUBBER (0.0%)
    1,850  Goodyear Tire & Rubber Co.*                                                            26
                                                                                           ---------
           Total Consumer Discretionary                                                        7,653
                                                                                           ---------
           CONSUMER STAPLES (4.8%)
           ----------------------
           AGRICULTURAL PRODUCTS (0.1%)
    4,480  Archer-Daniels-Midland Co.                                                            167
                                                                                           ---------
           BREWERS (0.0%)
     920   Molson Coors Brewing Co. "B"                                                           42
                                                                                           ---------
           DISTILLERS & VINTNERS (0.0%)
      320  Brown-Forman Corp. "B"                                                                 22
    1,440  Constellation Brands, Inc. "A"*                                                        29
                                                                                           ---------
                                                                                                  51
                                                                                           ---------
           DRUG RETAIL (0.4%)
    7,732  CVS Caremark Corp.                                                                    256
    6,230  Walgreen Co.                                                                          270
                                                                                           ---------
                                                                                                 526
                                                                                           ---------
           FOOD DISTRIBUTORS (0.1%)
    3,290  Sysco Corp.                                                                            91
                                                                                           ---------
           FOOD RETAIL (0.1%)
    2,210  Kroger Co.                                                                             50
    2,510  Safeway, Inc.                                                                          55
    1,600  SUPERVALU, Inc.                                                                        14
    1,070  Whole Foods Market, Inc.                                                               63
                                                                                           ---------
                                                                                                 182
                                                                                           ---------
           HOUSEHOLD PRODUCTS (1.0%)
      690  Clorox Co.                                                                             47
    3,610  Colgate-Palmolive Co.                                                                 283
    1,970  Kimberly-Clark Corp.                                                                  130
   16,693  Procter & Gamble Co.                                                                1,052
                                                                                           ---------
                                                                                               1,512
                                                                                           ---------
           HYPERMARKETS & SUPER CENTERS (0.5%)
    2,190  Costco Wholesale Corp.                                                                164
   11,910  Wal-Mart Stores, Inc.                                                                 619
                                                                                           ---------
                                                                                                 783
                                                                                           ---------
           PACKAGED FOODS & MEAT (0.7%)
    3,500  ConAgra Foods, Inc.                                                                    81


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                                                   Portfolio of Investments |  6

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,390  Dean Foods Co.*                                                                 $      15
    5,210  General Mills, Inc.                                                                   193
    1,545  H.J. Heinz Co.                                                                         78
    1,160  Hershey Co.                                                                            61
      828  J.M. Smucker Co.                                                                       57
    1,750  Kellogg Co.                                                                            94
    7,770  Kraft Foods, Inc. "A"                                                                 247
    1,040  McCormick & Co., Inc.                                                                  49
    1,371  Mead Johnson Nutrition Co.                                                             82
    5,070  Sara Lee Corp.                                                                         87
    1,730  Tyson Foods, Inc. "A"                                                                  32
                                                                                           ---------
                                                                                               1,076
                                                                                           ---------
           PERSONAL PRODUCTS (0.1%)
     770   Estee Lauder Companies, Inc. "A"                                                       73
                                                                                           ---------
           SOFT DRINKS (1.0%)
    2,560  Coca Cola Enterprises, Inc.                                                            67
   15,100  Coca-Cola Co.                                                                         965
    1,930  Dr. Pepper Snapple Group, Inc.                                                         70
    6,763  PepsiCo, Inc.                                                                         429
                                                                                           ---------
                                                                                               1,531
                                                                                           ---------
           TOBACCO (0.8%)
   13,280  Altria Group, Inc.                                                                    337
      875  Lorillard, Inc.                                                                        67
   12,150  Philip Morris International, Inc.                                                     763
    1,960  Reynolds American, Inc.                                                                67
                                                                                           ---------
                                                                                               1,234
                                                                                           ---------
           Total Consumer Staples                                                              7,268
                                                                                           ---------
           ENERGY (6.4%)
           ------------
           COAL & CONSUMABLE FUELS (0.1%)
    1,530  CONSOL Energy, Inc.                                                                    77
      690  Massey Energy Co.                                                                      44
    1,190  Peabody Energy Corp.                                                                   78
                                                                                           ---------
                                                                                                 199
                                                                                           ---------
           INTEGRATED OIL & GAS (3.7%)
   12,850  Chevron Corp.                                                                       1,333
    9,870  ConocoPhillips                                                                        769
   29,783  Exxon Mobil Corp.                                                                   2,548
    1,380  Hess Corp.                                                                            120
    3,790  Marathon Oil Corp.                                                                    188
    1,050  Murphy Oil Corp.                                                                       77
    5,600  Occidental Petroleum Corp.                                                            571
                                                                                           ---------
                                                                                               5,606
                                                                                           ---------
           OIL & GAS DRILLING (0.1%)
      490  Diamond Offshore Drilling, Inc.                                                        38
      670  Helmerich & Payne, Inc.                                                                44
    2,180  Nabors Industries Ltd.*                                                                62
      890  Rowan Companies, Inc.*                                                                 38
                                                                                           ---------
                                                                                                 182
                                                                                           ---------
           OIL & GAS EQUIPMENT & SERVICES (1.1%)
    2,887  Baker Hughes, Inc.                                                                    205
    1,400  Cameron International Corp.*                                                           83
    5,260  Halliburton Co.                                                                       247
    2,550  National-Oilwell Varco, Inc.                                                          203
    9,122  Schlumberger Ltd.                                                                     852
                                                                                           ---------
                                                                                               1,590
                                                                                           ---------

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7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    3,330  Anadarko Petroleum Corp.                                                        $     272
    2,030  Apache Corp.                                                                          253
      740  Cabot Oil & Gas Corp.                                                                  34
    4,410  Chesapeake Energy Corp.                                                               157
    2,700  Denbury Resources, Inc.*                                                               65
    2,850  Devon Energy Corp.                                                                    261
    1,550  EOG Resources, Inc.                                                                   174
    1,190  EQT Corp.                                                                              59
      970  Noble Energy, Inc.                                                                     90
      900  Pioneer Natural Resources Co.                                                          92
      630  QEP Resources, Inc.                                                                    25
      970  Range Resources Corp.                                                                  53
    1,180  Southwestern Energy Co.*                                                               46
                                                                                           ---------
                                                                                               1,581
                                                                                           ---------
           OIL & GAS REFINING & MARKETING (0.1%)
      940  Sunoco, Inc.                                                                           39
      100  Tesoro Corp.*                                                                           3
    3,810  Valero Energy Corp.                                                                   107
                                                                                           ---------
                                                                                                 149
                                                                                           ---------
           OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    2,770  El Paso Corp.                                                                          52
    4,910  Spectra Energy Corp.                                                                  131
    4,220  Williams Companies, Inc.                                                              128
                                                                                           ---------
                                                                                                 311
                                                                                           ---------
           Total Energy                                                                        9,618
                                                                                           ---------
           FINANCIALS (7.8%)
           ----------------
           ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    2,015  Ameriprise Financial, Inc.                                                            128
    7,725  Bank of New York Mellon Corp.                                                         235
      700  Federated Investors, Inc. "B"                                                          19
      980  Franklin Resources, Inc.                                                              123
    3,300  Invesco Ltd. ADR                                                                       88
    1,180  Janus Capital Group, Inc.                                                              16
    1,190  Legg Mason, Inc.                                                                       43
    1,480  Northern Trust Corp.(g)                                                                76
    2,810  State Street Corp.                                                                    126
    2,030  T. Rowe Price Group, Inc.                                                             136
                                                                                           ---------
                                                                                                 990
                                                                                           ---------
           CONSUMER FINANCE (0.4%)
    7,060  American Express Co.                                                                  308
    3,080  Capital One Financial Corp.                                                           153
    3,520  Discover Financial Services                                                            77
    3,810  SLM Corp.*                                                                             56
                                                                                           ---------
                                                                                                 594
                                                                                           ---------
           DIVERSIFIED BANKS (0.9%)
    1,300  Comerica, Inc.                                                                         51
   12,710  U.S. Bancorp                                                                          352
   30,850  Wells Fargo & Co.                                                                     995
                                                                                           ---------
                                                                                               1,398
                                                                                           ---------
           INSURANCE BROKERS (0.1%)
    1,550  Aon Corp.                                                                              82
    3,660  Marsh & McLennan Companies, Inc.                                                      111
                                                                                           ---------
                                                                                                 193
                                                                                           ---------
           INVESTMENT BANKING & BROKERAGE (0.6%)
    6,650  Charles Schwab Corp.                                                                  126


================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,505  E Trade Financial Corp.*                                                        $      24
    3,330  Goldman Sachs Group, Inc.                                                             546
    8,700  Morgan Stanley                                                                        258
                                                                                           ---------
                                                                                                 954
                                                                                           ---------
           LIFE & HEALTH INSURANCE (0.6%)
    3,280  AFLAC, Inc.                                                                           193
    2,199  Lincoln National Corp.                                                                 70
    6,080  MetLife, Inc.                                                                         288
    2,260  Principal Financial Group, Inc.                                                        77
    2,745  Prudential Financial, Inc.                                                            181
      565  Torchmark Corp.                                                                        37
      580  Unum Group                                                                             15
                                                                                           ---------
                                                                                                 861
                                                                                           ---------
           MULTI-LINE INSURANCE (0.2%)
      700  Assurant, Inc.                                                                         28
    3,680  Genworth Financial, Inc. "A"*                                                          49
    2,730  Hartford Financial Services Group, Inc.                                                81
    2,466  Loews Corp.                                                                           107
                                                                                           ---------
                                                                                                 265
                                                                                           ---------
           MULTI-SECTOR HOLDINGS (0.0%)
      900  Leucadia National Corp.                                                                30
                                                                                           ---------
           OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   58,443  Bank of America Corp.                                                                 835
  160,600  Citigroup, Inc.*                                                                      752
   21,439  J.P. Morgan Chase & Co.                                                             1,001
                                                                                           ---------
                                                                                               2,588
                                                                                           ---------
           PROPERTY & CASUALTY INSURANCE (1.0%)
    1,670  ACE Ltd.                                                                              106
    3,880  Allstate Corp.                                                                        123
    8,338  Berkshire Hathaway, Inc. " B"*                                                        728
    2,570  Chubb Corp.                                                                           156
    1,280  Cincinnati Financial Corp.                                                             44
    3,990  Progressive Corp.                                                                      83
    3,530  Travelers Companies, Inc.                                                             211
    2,680  XL Group plc                                                                           62
                                                                                           ---------
                                                                                               1,513
                                                                                           ---------
           REAL ESTATE SERVICES (0.0%)
    1,830  CB Richard Ellis Group, Inc. "A"*                                                      46
                                                                                           ---------
           REGIONAL BANKS (0.6%)
    4,660  BB&T Corp.                                                                            129
    5,810  Fifth Third Bancorp                                                                    85
    1,976  First Horizon National Corp.*                                                          23
    3,160  Huntington Bancshares, Inc.                                                            22
    6,900  KeyCorp                                                                                63
      660  M&T Bank Corp.                                                                         58
    3,990  Marshall & Ilsley Corp.                                                                31
    3,515  PNC Financial Services Group, Inc.                                                    217
    9,440  Regions Financial Corp.                                                                72
    3,920  SunTrust Banks, Inc.                                                                  118
    1,130  Zions Bancorp.                                                                         26
                                                                                           ---------
                                                                                                 844
                                                                                           ---------
           REITs - DIVERSIFIED (0.1%)
    1,238  Vornado Realty Trust                                                                  115
                                                                                           ---------
           REITs - INDUSTRIAL (0.1%)
    3,785  ProLogis                                                                               61
                                                                                           ---------

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           REITs - OFFICE (0.1%)
    1,050  Boston Properties, Inc.                                                         $     101
                                                                                           ---------
           REITs - RESIDENTIAL (0.1%)
      510  AvalonBay Communities, Inc.                                                            62
    2,215  Equity Residential Properties Trust                                                   122
                                                                                           ---------
                                                                                                 184
                                                                                           ---------
           REITs - RETAIL (0.2%)
    2,670  Kimco Realty Corp.                                                                     52
    2,004  Simon Property Group, Inc.                                                            220
                                                                                           ---------
                                                                                                 272
                                                                                           ---------
           REITs - SPECIALIZED (0.2%)
    1,880  HCP, Inc.                                                                              71
      940  Health Care REIT, Inc.                                                                 49
    4,272  Host Hotels & Resorts, Inc.                                                            79
    1,180  Plum Creek Timber Co., Inc.                                                            50
      225  Public Storage                                                                         25
    1,230  Ventas, Inc.                                                                           68
                                                                                           ---------
                                                                                                 342
                                                                                           ---------
           SPECIALIZED FINANCE (0.2%)
      460  CME Group, Inc.                                                                       143
      440  IntercontinentalExchange, Inc.*                                                        56
    1,370  Moody's Corp.                                                                          44
    1,120  NASDAQ OMX Group, Inc.*                                                                32
    1,910  NYSE Euronext                                                                          71
                                                                                           ---------
                                                                                                 346
                                                                                           ---------
           THRIFTS & MORTGAGE FINANCE (0.0%)
    2,790  People's United Financial, Inc.                                                        37
                                                                                           ---------
           Total Financials                                                                   11,734
                                                                                           ---------
           HEALTH CARE (5.1%)
           -----------------
           BIOTECHNOLOGY (0.5%)
    6,370  Amgen, Inc.*                                                                          327
      890  Biogen Idec, Inc.*                                                                     61
      560  Celgene Corp.*                                                                         30
      300  Cephalon, Inc.*                                                                        17
    1,030  Genzyme Corp.*                                                                         77
    5,490  Gilead Sciences, Inc.*                                                                214
                                                                                           ---------
                                                                                                 726
                                                                                           ---------
           HEALTH CARE DISTRIBUTORS (0.2%)
    2,160  AmerisourceBergen Corp.                                                                82
    2,620  Cardinal Health, Inc.                                                                 109
    1,750  McKesson Corp.                                                                        139
      720  Patterson Companies, Inc.                                                              24
                                                                                           ---------
                                                                                                 354
                                                                                           ---------
           HEALTH CARE EQUIPMENT (0.9%)
    3,930  Baxter International, Inc.                                                            209
    1,650  Becton, Dickinson and Co.                                                             132
   11,490  Boston Scientific Corp.*                                                               82
      600  C.R. Bard, Inc.                                                                        59
    1,315  CareFusion Corp.*                                                                      36
    1,160  Hospira, Inc.*                                                                         61
      230  Intuitive Surgical, Inc.*                                                              76
    7,250  Medtronic, Inc.                                                                       289
    2,070  St. Jude Medical, Inc.*                                                                99
    1,770  Stryker Corp.                                                                         112
      830  Varian Medical Systems, Inc.*                                                          58


================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,460  Zimmer Holdings, Inc.*                                                          $      91
                                                                                           ---------
                                                                                               1,304
                                                                                           ---------
           HEALTH CARE FACILITIES (0.0%)
    3,270  Tenet Healthcare Corp.*                                                                23
                                                                                           ---------
           HEALTH CARE SERVICES (0.4%)
      650  DaVita, Inc.*                                                                          52
    3,540  Express Scripts, Inc.*                                                                199
      615  Laboratory Corp. of America Holdings*                                                  55
    3,030  Medco Health Solutions, Inc.*                                                         187
      600  Quest Diagnostics, Inc.                                                                34
                                                                                           ---------
                                                                                                 527
                                                                                           ---------
           HEALTH CARE SUPPLIES (0.0%)
    1,150  DENTSPLY International, Inc.                                                           43
                                                                                           ---------
           HEALTH CARE TECHNOLOGY (0.0%)
     430   Cerner Corp.*                                                                          43
                                                                                           ---------
           LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,439  Life Technologies Corp.*                                                               77
      810  PerkinElmer, Inc.                                                                      22
    3,000  Thermo Fisher Scientific, Inc.*                                                       167
      690  Waters Corp.*                                                                          57
                                                                                           ---------
                                                                                                 323
                                                                                           ---------
           MANAGED HEALTH CARE (0.5%)
    2,450  Aetna, Inc.                                                                            92
    2,180  CIGNA Corp.                                                                            92
    1,170  Coventry Health Care, Inc.*                                                            35
    1,210  Humana, Inc.*                                                                          79
    7,150  UnitedHealth Group, Inc.                                                              304
    2,680  WellPoint, Inc.*                                                                      178
                                                                                           ---------
                                                                                                 780
                                                                                           ---------
           PHARMACEUTICALS (2.4%)
   10,420  Abbott Laboratories                                                                   501
    2,250  Allergan, Inc.                                                                        167
    6,316  Bristol-Myers Squibb Co.                                                              163
    5,910  Eli Lilly and Co.                                                                     204
    1,780  Forest Laboratories, Inc.*                                                             58
   13,650  Johnson & Johnson                                                                     839
   17,623  Merck & Co., Inc.                                                                     574
    2,210  Mylan, Inc.*                                                                           50
   53,954  Pfizer, Inc.                                                                        1,038
      840  Watson Pharmaceuticals, Inc.*                                                          47
                                                                                           ---------
                                                                                               3,641
                                                                                           ---------
           Total Health Care                                                                   7,764
                                                                                           ---------
           INDUSTRIALS (5.2%)
           -----------------
           AEROSPACE & DEFENSE (1.3%)
    4,890  Boeing Co.                                                                            352
    2,560  General Dynamics Corp.                                                                195
      900  Goodrich Corp.                                                                         78
    2,680  Honeywell International, Inc.                                                         155
    1,240  ITT Corp.                                                                              72
    1,990  Lockheed Martin Corp.                                                                 158
      770  Northrop Grumman Corp.                                                                 51
    1,010  Precision Castparts Corp.                                                             143
    2,465  Raytheon Co.                                                                          126
    1,230  Rockwell Collins, Inc.                                                                 79
    6,650  United Technologies Corp.                                                             556
                                                                                           ---------
                                                                                               1,965
                                                                                           ---------

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           AIR FREIGHT & LOGISTICS (0.5%)
      450  C.H. Robinson Worldwide, Inc.                                                   $      33
    1,160  Expeditors International of Washington, Inc.                                           55
    2,460  FedEx Corp.                                                                           221
    6,160  United Parcel Service, Inc. "B"                                                       455
                                                                                           ---------
                                                                                                 764
                                                                                           ---------
           AIRLINES (0.0%)
    4,400  Southwest Airlines Co.                                                                 52
                                                                                           ---------
           BUILDING PRODUCTS (0.0%)
    2,820  Masco Corp.                                                                            38
                                                                                           ---------
           COMMERCIAL PRINTING (0.0%)
    1,560  R.R. Donnelley & Sons Co.                                                              29
                                                                                           ---------
           CONSTRUCTION & ENGINEERING (0.1%)
    1,240  Fluor Corp.                                                                            88
      700  Jacobs Engineering Group, Inc.*                                                        35
                                                                                           ---------
                                                                                                 123
                                                                                           ---------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    4,145  Caterpillar, Inc.                                                                     426
      910  Cummins, Inc.                                                                          92
    2,980  Deere & Co.                                                                           269
      472  PACCAR, Inc.                                                                           24
                                                                                           ---------
                                                                                                 811
                                                                                           ---------
           DIVERSIFIED SUPPORT SERVICES (0.1%)
    1,040  Cintas Corp.                                                                           29
    1,360  Iron Mountain, Inc.                                                                    35
                                                                                           ---------
                                                                                                  64
                                                                                           ---------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    4,620  Emerson Electric Co.                                                                  276
    1,110  Rockwell Automation, Inc.                                                              97
                                                                                           ---------
                                                                                                 373
                                                                                           ---------
           ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,526  Republic Services, Inc. "A"                                                            75
    1,335  Waste Management, Inc.                                                                 49
                                                                                           ---------
                                                                                                 124
                                                                                           ---------
           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     750   Robert Half International, Inc.                                                        24
                                                                                           ---------
           INDUSTRIAL CONGLOMERATES (1.2%)
    4,340  3M Co.                                                                                400
   63,400  General Electric Co.                                                                1,327
    2,070  Textron, Inc.                                                                          56
                                                                                           ---------
                                                                                               1,783
                                                                                           ---------
           INDUSTRIAL MACHINERY (0.5%)
    3,670  Danaher Corp.                                                                         186
    1,320  Dover Corp.                                                                            85
    1,210  Eaton Corp.                                                                           134
      440  Flowserve Corp.                                                                        55
    3,060  Illinois Tool Works, Inc.                                                             165
      850  Pall Corp.                                                                             46
      990  Parker-Hannifin Corp.                                                                  88
                                                                                           ---------
                                                                                                 759
                                                                                           ---------
           OFFICE SERVICES & SUPPLIES (0.1%)
      660  Avery Dennison Corp.                                                                   27
    1,640  Pitney Bowes, Inc.                                                                     41
                                                                                           ---------
                                                                                                  68
                                                                                           ---------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           RAILROADS (0.4%)
    2,990  CSX Corp.                                                                       $     223
    1,150  Norfolk Southern Corp.                                                                 76
    3,850  Union Pacific Corp.                                                                   367
                                                                                           ---------
                                                                                                 666
                                                                                           ---------
           RESEARCH & CONSULTING SERVICES (0.0%)
      400  Dun & Bradstreet Corp.                                                                 32
      720  Equifax, Inc.                                                                          26
                                                                                           ---------
                                                                                                  58
                                                                                           ---------
           TRADING COMPANIES & DISTRIBUTORS (0.1%)
      930  Fastenal Co.                                                                           58
      480  W.W. Grainger, Inc.                                                                    64
                                                                                           ---------
                                                                                                 122
                                                                                           ---------
           TRUCKING (0.0%)
      410  Ryder System, Inc.                                                                     20
                                                                                           ---------
           Total Industrials                                                                   7,843
                                                                                           ---------
           INFORMATION TECHNOLOGY (9.3%)
           ----------------------------
           APPLICATION SOFTWARE (0.3%)
    2,600  Adobe Systems, Inc.*                                                                   90
    1,090  Autodesk, Inc.*                                                                        46
    1,240  Citrix Systems, Inc.*                                                                  87
    1,330  Compuware Corp.*                                                                       15
    1,690  Intuit, Inc.*                                                                          89
      640  Salesforce.com, Inc.*                                                                  84
                                                                                           ---------
                                                                                                 411
                                                                                           ---------
           COMMUNICATIONS EQUIPMENT (1.0%)
   26,235  Cisco Systems, Inc.*                                                                  487
      980  Harris Corp.                                                                           46
    1,770  JDS Uniphase Corp.*                                                                    44
    3,970  Juniper Networks, Inc.*                                                               175
    1,591  Motorola Mobility Holdings, Inc.*                                                      48
    2,275  Motorola Solutions, Inc.*                                                              88
   10,900  QUALCOMM, Inc.                                                                        649
    2,800  Tellabs, Inc.                                                                          15
                                                                                           ---------
                                                                                               1,552
                                                                                           ---------
           COMPUTER HARDWARE (2.0%)
    6,040  Apple, Inc.*                                                                        2,134
   11,380  Dell, Inc.*                                                                           180
   15,270  Hewlett-Packard Co.                                                                   666
                                                                                           ---------
                                                                                               2,980
                                                                                           ---------
           COMPUTER STORAGE & PERIPHERALS (0.4%)
   14,680  EMC Corp.*                                                                            400
      620  Lexmark International, Inc. "A"*                                                       23
    2,010  NetApp, Inc.*                                                                         104
    1,600  SanDisk Corp.*                                                                         79
      920  Western Digital Corp.*                                                                 28
                                                                                           ---------
                                                                                                 634
                                                                                           ---------
           DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    3,750  Automatic Data Processing, Inc.                                                       188
    1,130  Computer Sciences Corp.                                                                54
    1,180  Fidelity National Information Services, Inc.                                           38
      940  Fiserv, Inc.*                                                                          59
      540  MasterCard, Inc. "A"                                                                  130
    1,630  Paychex, Inc.                                                                          55
    2,860  Visa, Inc. "A"                                                                        209


================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    4,055  Western Union Co.                                                               $      89
                                                                                           ---------
                                                                                                 822
                                                                                           ---------
           ELECTRONIC COMPONENTS (0.2%)
    1,270  Amphenol Corp. "A"                                                                     73
   10,490  Corning, Inc.                                                                         242
                                                                                           ---------
                                                                                                 315
                                                                                           ---------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,000  Agilent Technologies, Inc.*                                                            84
    1,020  FLIR Systems, Inc.                                                                     33
                                                                                           ---------
                                                                                                 117
                                                                                           ---------
           ELECTRONIC MANUFACTURING SERVICES (0.0%)
    1,520  Jabil Circuit, Inc.                                                                    32
    1,060  Molex, Inc.                                                                            30
                                                                                           ---------
                                                                                                  62
                                                                                           ---------
           HOME ENTERTAINMENT SOFTWARE (0.0%)
    2,510  Electronic Arts, Inc.*                                                                 47
                                                                                           ---------
           INTERNET SOFTWARE & SERVICES (0.9%)
    1,250  Akamai Technologies, Inc.*                                                             47
    6,970  eBay, Inc.*                                                                           234
    1,630  Google, Inc. "A"*                                                                   1,000
      960  Monster Worldwide, Inc.*                                                               16
    5,610  Yahoo!, Inc.*                                                                          92
                                                                                           ---------
                                                                                               1,389
                                                                                           ---------
           IT CONSULTING & OTHER SERVICES (1.1%)
    2,120  Cognizant Technology Solutions Corp. "A"*                                             163
    8,530  International Business Machines Corp.                                               1,381
      380  SAIC, Inc.*                                                                             6
    1,255  Teradata Corp.*                                                                        60
                                                                                           ---------
                                                                                               1,610
                                                                                           ---------
           OFFICE ELECTRONICS (0.1%)
    9,493  Xerox Corp.                                                                           102
                                                                                           ---------
           SEMICONDUCTOR EQUIPMENT (0.2%)
    6,850  Applied Materials, Inc.                                                               113
      990  KLA-Tencor Corp.                                                                       48
    1,720  MEMC Electronic Materials, Inc.*                                                       23
      750  Novellus Systems, Inc.*                                                                30
    1,340  Teradyne, Inc.*                                                                        25
                                                                                           ---------
                                                                                                 239
                                                                                           ---------
           SEMICONDUCTORS (1.0%)
    4,440  Advanced Micro Devices, Inc.*                                                          41
    2,050  Altera Corp.                                                                           86
    2,340  Analog Devices, Inc.                                                                   93
    3,170  Broadcom Corp. "A"                                                                    131
   25,790  Intel Corp.                                                                           554
    1,440  Linear Technology Corp.                                                                50
    5,130  LSI Corp.*                                                                             32
    1,370  Microchip Technology, Inc.                                                             51
    6,140  Micron Technology, Inc.*                                                               68
    1,820  National Semiconductor Corp.                                                           28
    3,860  NVIDIA Corp.*                                                                          87
    8,770  Texas Instruments, Inc.                                                               312
    1,740  Xilinx, Inc.                                                                           58
                                                                                           ---------
                                                                                               1,591
                                                                                           ---------
           SYSTEMS SOFTWARE (1.5%)
    1,425  BMC Software, Inc.*                                                                    70
    2,680  CA, Inc.                                                                               66


================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   41,445  Microsoft Corp.                                                                 $   1,102
    2,350  Novell, Inc.*                                                                          14
   27,217  Oracle Corp.                                                                          895
      330  Red Hat, Inc.*                                                                         14
    2,920  Symantec Corp.*                                                                        53
                                                                                           ---------
                                                                                               2,214
                                                                                           ---------
           Total Information Technology                                                       14,085
                                                                                           ---------
           MATERIALS (1.9%)
           ---------------
           ALUMINUM (0.1%)
    6,630  Alcoa, Inc.                                                                           112
                                                                                           ---------
           CONSTRUCTION MATERIALS (0.0%)
     870   Vulcan Materials Co.                                                                   40
                                                                                           ---------
           DIVERSIFIED CHEMICALS (0.5%)
    7,800  Dow Chemical Co.                                                                      290
    5,710  E.I. du Pont de Nemours & Co.                                                         313
      470  Eastman Chemical Co.                                                                   44
    1,260  PPG Industries, Inc.                                                                  111
                                                                                           ---------
                                                                                                 758
                                                                                           ---------
           DIVERSIFIED METALS & MINING (0.2%)
    5,922  Freeport-McMoRan Copper & Gold, Inc.                                                  313
      510  Titanium Metals Corp.*                                                                 10
                                                                                           ---------
                                                                                                 323
                                                                                           ---------
           FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      410  CF Industries Holdings, Inc.                                                           58
    3,490  Monsanto Co.                                                                          251
                                                                                           ---------
                                                                                                 309
                                                                                           ---------
           FOREST PRODUCTS (0.0%)
    2,517  Weyerhaeuser Co.                                                                       61
                                                                                           ---------
           GOLD (0.1%)
    3,000  Newmont Mining Corp.                                                                  166
                                                                                           ---------
           INDUSTRIAL GASES (0.2%)
    1,525  Air Products & Chemicals, Inc.                                                        140
    2,250  Praxair, Inc.                                                                         224
                                                                                           ---------
                                                                                                 364
                                                                                           ---------
           METAL & GLASS CONTAINERS (0.1%)
    1,380  Ball Corp.                                                                             50
    1,290  Owens-Illinois, Inc.*                                                                  39
                                                                                           ---------
                                                                                                  89
                                                                                           ---------
           PAPER PACKAGING (0.0%)
      740  Bemis Co., Inc.                                                                        24
    1,250  Sealed Air Corp.                                                                       35
                                                                                           ---------
                                                                                                  59
                                                                                           ---------
           PAPER PRODUCTS (0.1%)
    3,430  International Paper Co.                                                                95
    1,340  MeadWestvaco Corp.                                                                     40
                                                                                           ---------
                                                                                                 135
                                                                                           ---------
           SPECIALTY CHEMICALS (0.2%)
    1,500  Ecolab, Inc.                                                                           73
      570  International Flavors & Fragrances, Inc.                                               32
      710  Sherwin-Williams Co.                                                                   58
      950  Sigma-Aldrich Corp.                                                                    61
                                                                                           ---------
                                                                                                 224
                                                                                           ---------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           STEEL (0.2%)
      870  AK Steel Holding Corp.                                                          $      14
      190  Allegheny Technologies, Inc.                                                           13
      600  Cliffs Natural Resources, Inc.                                                         58
    2,110  Nucor Corp.                                                                           101
      970  United States Steel Corp.                                                              56
                                                                                           ---------
                                                                                                 242
                                                                                           ---------
           Total Materials                                                                     2,882
                                                                                           ---------
           TELECOMMUNICATION SERVICES (1.3%)
           --------------------------------
           INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   34,380  AT&T, Inc.                                                                            976
    1,581  CenturyLink, Inc.                                                                      65
    6,789  Frontier Communications Corp.                                                          58
    9,800  Qwest Communications International, Inc.                                               67
   15,305  Verizon Communications, Inc.                                                          565
    3,796  Windstream Corp.                                                                       47
                                                                                           ---------
                                                                                               1,778
                                                                                           ---------
           WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,140  American Tower Corp. "A"*                                                             116
    1,530  MetroPCS Communications, Inc.*                                                         22
   23,380  Sprint Nextel Corp.*                                                                  102
                                                                                           ---------
                                                                                                 240
                                                                                           ---------
           Total Telecommunication Services                                                    2,018
                                                                                           ---------
           UTILITIES (1.5%)
           ---------------
           ELECTRIC UTILITIES (0.8%)
    3,230  American Electric Power Co., Inc.                                                     116
    5,614  Duke Energy Corp.                                                                     101
    1,730  Edison International                                                                   64
      440  Entergy Corp.                                                                          31
    4,315  Exelon Corp.                                                                          180
    2,320  FirstEnergy Corp.                                                                      89
    3,250  NextEra Energy, Inc.                                                                  180
    1,380  Northeast Utilities                                                                    47
    1,750  Pepco Holdings, Inc.                                                                   33
      850  Pinnacle West Capital Corp.                                                            36
    1,960  PPL Corp.                                                                              50
    2,080  Progress Energy, Inc.                                                                  95
    2,590  Southern Co.                                                                           99
                                                                                           ---------
                                                                                               1,121
                                                                                           ---------
           GAS UTILITIES (0.0%)
     730   ONEOK, Inc.                                                                            47
                                                                                           ---------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    5,250  AES Corp.*                                                                             65
    1,520  Constellation Energy Group, Inc.                                                       47
                                                                                           ---------
                                                                                                 112
                                                                                           ---------
           MULTI-UTILITIES (0.6%)
    1,840  Ameren Corp.                                                                           51
    2,760  CenterPoint Energy, Inc.                                                               44
    1,480  Consolidated Edison, Inc.                                                              74
    3,960  Dominion Resources, Inc.                                                              181
      920  DTE Energy Co.                                                                         43
      601  Integrys Energy Group, Inc.                                                            29
    2,170  NiSource, Inc.                                                                         42
    2,630  PG&E Corp.                                                                            121
    1,340  Public Service Enterprise Group, Inc.                                                  44
      880  SCANA Corp.                                                                            36

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,760  Sempra Energy                                                                   $      94
    1,670  TECO Energy, Inc.                                                                      30
      870  Wisconsin Energy Corp.                                                                 51
    3,090  Xcel Energy, Inc.                                                                      74
                                                                                           ---------
                                                                                                 914
                                                                                           ---------
           Total Utilities                                                                     2,194
                                                                                           ---------
           Total Blue Chip Stocks (cost: $44,342)                                             73,059
                                                                                           ---------
           TOTAL INVESTMENTS (COST: $137,091)                                              $ 158,128
                                                                                           =========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------
                                            (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                          QUOTED PRICES        OTHER         SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                             MARKETS        OBSERVABLE         INPUTS
                                          FOR IDENTICAL       INPUTS
ASSETS                                       ASSETS                                               TOTAL
-------------------------------------------------------------------------------------------------------
  TAX-EXEMPT BONDS                         $       --       $   77,560       $       --      $   77,560
  TAX-EXEMPT MONEY MARKET
  INSTRUMENTS:
      VARIABLE-RATE DEMAND NOTES                   --            7,195               --           7,195
      Money Market Funds                          314               --               --             314
  BLUE CHIP STOCKS                             73,059               --               --          73,059
-------------------------------------------------------------------------------------------------------
Total                                      $   73,373       $   84,755       $       --      $  158,128
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the

================================================================================

18  | USAA Growth and Tax Strategy Fund

================================================================================

basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $29,476,000 and $8,439,000, respectively, resulting in net unrealized appreciation of $21,037,000.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $151,054,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust
USD      Unified School District

================================================================================

                                         NOTES TO Portfolio of Investments |  20

================================================================================

SPECIFIC NOTES

(a) At February 28, 2011, the aggregate market value of securities purchased on a when-issued basis was $2,496,000.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2011, was $2,167,000, which represented 1.4% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) At February 28, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Rate represents the money market fund annualized seven-day yield at February 28, 2011.
(g) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
*    Non-income-producing security.

================================================================================

21  | USAA Growth and Tax Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.